Receivables - Text details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Line items]
Current trade receivables	€ 3,609	€ 4,992
Other current receivables	278
Financial assets individually assessed for credit losses [Member]
Receivables [Line items]
Allowance account for credit losses of financial assets	197	289	€ 272
Diagnosis & Treatment [Member]
Receivables [Line items]
Customer financing	47	47
Current trade receivables	1,489	1,476
Legacy items US [Member]
Receivables [Line items]
Insurance receivables	47	€ 55
Investment in associates [Member]
Receivables [Line items]
Other current receivables	€ 22